DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue - Before IFRS 9 impairment adjustments [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	£ 41,291	£ 37,490
Covered bonds (note 31)	29,821	28,194
Certificates of deposit issued	10,598	12,020
Securitisation notes (note 31)	7,288	5,426
Commercial paper	8,691	8,038
Total debt securities in issue	£ 97,689	£ 91,168